Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2022
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding
The following table summarizes the notional and fair value amounts of derivative instruments outstanding as of March 31, 2022 and September 30, 2022. The fair values of derivatives are presented on a gross basis; derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2022	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)

Interest rate contracts	1,395,950	—	4,624	—	4,716
Foreign exchange contracts	217,462	—	4,436	—	4,472
Equity-related contracts	9,887	—	426	—	345
Credit-related contracts	11,857	—	118	—	121
Other contracts	681	—	119	—	116

Total	1,635,837	—	9,723	—	9,770

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2022	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,627,102	—	8,916	—	9,229
Foreign exchange contracts	260,472	—	8,571	—	8,665
Equity-related contracts	7,735	—	285	—	214
Credit-related contracts	21,379	—	166	—	94
Other contracts	1,116	—	92	—	92

Total	1,917,804	—	18,030	—	18,294

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2022 and September 30, 2022:

	March 31, 2022		September 30, 2022
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)

Credit protection written:
Investment grade	3,045	38	4,370	—
Non-investment grade	2,122	54	5,496	(41)

Total	5,167	92	9,866	(41)

Credit protection purchased	6,690	(95)	11,513	113

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2022 and September 30, 2022:

	Maximum payout/Notional amount
	March 31, 2022	September 30, 2022

	(in billions of yen)
One year or less	245	242
After one year through five years	4,785	9,239
After five years	137	385

Total	5,167	9,866

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2021 and 2022:

	Gains (losses) recorded in income for six months ended September 30,
	2021	2022

	(in millions of yen)

Interest rate contracts	20,602	(179,783)
Foreign exchange contracts	7,407	251,060
Equity-related contracts	33,504	482,233
Credit-related contracts (Note)	(15,599)	42,152
Other contracts	6,875	61,001

Total	52,789	656,663

Note:
Amounts include the net gains (losses) of ¥(395) million and ¥172 million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2021 and 2022, respectively.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2022 and September 30, 2022:

	March 31, 2022	September 30, 2022

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,149	1,866
Collateral provided to counterparties in the normal course of business	1,164	1,743
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	—	123

Note:	There was no amount that the Group would be required to post as collateral or settle immediately on March 31, 2022.